Condensed Consolidated Statement of Comprehensive (Loss) /Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Statement of Comprehensive Income [Abstract]
Revenue	$ 427,103	$ 396,410	$ 1,284,765	$ 1,186,597
Cost of services (excluding depreciation and amortization)	178,099	164,077	532,297	489,630
Selling, general and administrative	143,907	121,195	438,774	383,106
Depreciation and amortization	70,088	67,074	207,028	197,046
Impairment expense on goodwill and intangible assets	119	0	795	275
Restructuring and other costs	340	835	1,520	4,165
Loss on disposal of subsidiaries and other assets, net	187	0	508	0
Operating income	34,363	43,229	103,843	112,375
Other (expense) / income, net	(14,742)	9,661	2,010	19,584
Interest expense, net	(35,546)	(38,421)	(107,646)	(112,639)
(Loss) / income before taxes	(15,925)	14,469	(1,793)	19,320
Income tax (benefit) / expense	(2,948)	17,018	9,558	27,442
Net loss	$ (12,977)	$ (2,549)	$ (11,351)	$ (8,122)
Net loss per share - basic	$ (0.21)	$ (0.04)	$ (0.19)	$ (0.13)
Net loss per share - diluted	$ (0.21)	$ (0.04)	$ (0.19)	$ (0.13)
Net loss	$ (12,977)	$ (2,549)	$ (11,351)	$ (8,122)
Gain / (loss) on foreign currency translation	18,108	(8,853)	4,441	1,525
Total comprehensive (loss) / income	$ 5,131	$ (11,402)	$ (6,910)	$ (6,597)